Background and Summary of Material Accounting Policies (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Background and Summary of Material Accounting Policies [Line Items]
Tax rate change tax rate, description	A 43.5% refundable tax offset is available to eligible small companies with an annual aggregate turnover of less than $20 million.
Other income	$ 5,400,000	$ 4,000,000	$ 3,900,000
Other income related to research and development	7,641,516	4,019,285	3,916,333
Operating loss	12,147,828	19,123,464
Operating cash outflow	11,451,248	12,605,824
Net proceeds	$ 39,669,380	$ 9,216,292	$ 124,340
Employees,description	EmployeesThe issuance of share-based payments to employees may be subject to shareholder approval per ASX Listing Rule 7.1 which prohibits the issuance of more than 15% of the Group’s shares in a 12 month period without shareholder approval. The measurement date for share-based payments issued to employees is the grant date, being the date at which a shared understanding of the terms and conditions of the arrangement is reached. However, if an issuance to an employee is subject to shareholder approval because it exceeds the 15% threshold per ASX Listing Rule 7.1, then the measurement date of these share-based payments is the date at which the share-based payments are approved by shareholders.
Minimum [Member]
Background and Summary of Material Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum [Member]
Background and Summary of Material Accounting Policies [Line Items]
Estimated useful life	20 years